Intangible assets	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Intangible assets

5.	Intangible assets:

	Data library	Data library not yet available for use	Total

Balance at December 31, 2024	$519	$328	$847

Additions	-	32	32
Amortization	(56)	-	(56)

Balance at March 31, 2025	$463	$360	$823

	Data library	Data library not yet available for use	Total

Cost	1,582	328	$1,910

Accumulated amortization	(1,063)	-	(1,063)

Balance at December 31, 2024	$519	$328	$847

Cost	1,582	360	1,942

Accumulated amortization	(1,119)	-	(1,119)

Balance at March 31, 2025	$463	$360	$823